UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-00229
SELIGMAN GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
Seligman Growth Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.2%)
Goodrich	137,498		$7,471,641
Honeywell Intl	311,757		11,581,773
ITT	249,000	(d)	12,985,350
Lockheed Martin	105,288		8,220,887
Precision Castparts	110,700		11,277,009

Total			51,536,660

Air Freight & Logistics (0.6%)
United Parcel Service Cl B	167,800		9,475,666

Biotechnology (4.7%)
Amgen	551,956	(b)	33,244,310
Biogen Idec	225,256	(b)	11,379,933
Gilead Sciences	486,446	(b,d)	22,658,655
Vertex Pharmaceuticals	228,400	(b,d)	8,656,360

Total			75,939,258

Capital Markets (1.1%)
Invesco	764,790		17,406,620

Chemicals (2.6%)
Monsanto	284,910		22,052,034
Potash Corp of Saskatchewan	218,211	(c)	19,713,182

Total			41,765,216

Commercial Banks (0.5%)
Wells Fargo & Co	280,400		7,901,672

Communications Equipment (4.5%)
Cisco Systems	1,076,881	(b)	25,349,779
QUALCOMM	1,034,492		46,531,450

Total			71,881,229

Computers & Peripherals (9.7%)
Apple	379,159	(b)	70,284,704
Hewlett-Packard	1,856,414		87,641,304

Total			157,926,008

Construction & Engineering (0.4%)
Fluor	113,133		5,752,813

Consumer Finance (1.0%)
Capital One Financial	440,934	(d)	15,754,572

Issuer	Shares		Value(a)
Diversified Consumer Services (3.0%)
Apollo Group Cl A	156,500	(b)	11,529,355
Coinstar	1,087,408	(b,d)	35,862,716

Total			47,392,071

Diversified Financial Services (0.6%)
Bank of America	370,481		6,268,538
CME Group	10,941	(d)	3,371,907

Total			9,640,445

Electrical Equipment (0.7%)
ABB ADR	586,000	(b,c,d)	11,743,440

Energy Equipment & Services (3.5%)
Natl Oilwell Varco	372,700	(b)	16,074,551
Transocean	190,436	(b,c)	16,287,991
Weatherford Intl	1,104,699	(b,c)	22,900,410

Total			55,262,952

Food & Staples Retailing (2.5%)
BJ’s Wholesale Club	341,429	(b,d)	12,366,558
CVS Caremark	779,430		27,856,829

Total			40,223,387

Food Products (0.7%)
Kellogg	241,400		11,884,122

Health Care Equipment & Supplies (2.4%)
Alcon	142,669	(c)	19,783,910
Covidien	417,057	(c)	18,041,886

Total			37,825,796

Health Care Providers & Services (1.8%)
Express Scripts	277,193	(b,d)	21,504,633
WellPoint	166,292	(b)	7,875,589

Total			29,380,222

Hotels, Restaurants & Leisure (1.3%)
McDonald’s	351,813		20,077,968

Household Durables (1.2%)
NVR	31,000	(b)	19,758,470

Industrial Conglomerates (0.5%)
3M	109,687		8,094,901

Insurance (3.3%)
AFLAC	682,248		29,159,279
Principal Financial Group	81	(d)	2,219
Prudential Financial	475,823		23,748,326

Total			52,909,824

Internet & Catalog Retail (1.8%)
Amazon.com	305,200	(b)	28,493,472

Issuer	Shares		Value(a)
Internet Software & Services (2.7%)
Google Cl A	72,309	(b)	35,854,417
SAVVIS	485,040	(b)	7,673,333

Total			43,527,750

IT Services (5.2%)
Cognizant Technology Solutions Cl A	638,375	(b)	24,679,578
MasterCard Cl A	288,047	(d)	58,228,701

Total			82,908,279

Life Sciences Tools & Services (1.8%)
Illumina	682,139	(b,d)	28,990,908

Machinery (1.7%)
Deere & Co	401,287		17,223,238
Joy Global	205,900	(d)	10,076,746

Total			27,299,984

Media (1.5%)
Virgin Media	1,676,348	(d,e)	23,334,764

Metals & Mining (1.7%)
Barrick Gold	457,651	(c)	17,344,973
United States Steel	210,100	(d)	9,322,137

Total			26,667,110

Multiline Retail (5.5%)
Kohl’s	509,167	(b,d)	29,047,977
Target	1,254,171		58,544,703

Total			87,592,680

Multi-Utilities (0.4%)
Public Service Enterprise Group	211,800		6,658,992

Oil, Gas & Consumable Fuels (2.8%)
Apache	263,326	(d)	24,181,227
Kinder Morgan Management LLC	—	(b,g)	20
Noble Energy	179,845	(d)	11,862,576
Southwestern Energy	187,100	(b,d)	7,985,428

Total			44,029,251

Personal Products (2.1%)
Avon Products	974,484		33,093,477

Pharmaceuticals (4.7%)
Abbott Laboratories	678,600		33,570,343
Johnson & Johnson	269,951		16,437,316
Medicis Pharmaceutical Cl A	374,900		8,004,115
Pfizer	993,053	(d)	16,435,027

Total			74,446,801

Professional Services (0.7%)
FTI Consulting	255,210	(b,d)	10,874,498

Issuer	Shares		Value(a)
Road & Rail (2.1%)
CSX	235,300	(d)	9,849,658
Union Pacific	404,618		23,609,460

Total			33,459,118

Semiconductors & Semiconductor Equipment (3.8%)
Intel	943,975		18,473,591
Marvell Technology Group	2,610,056	(b,c,d)	42,256,806

Total			60,730,397

Software (7.9%)
Activision Blizzard	1,901,464	(b)	23,559,138
Citrix Systems	420,851	(b,d)	16,509,985
McAfee	436,400	(b,d)	19,109,956
Oracle	953,157		19,863,792
Rovi	1,473,073	(b,d)	49,495,252

Total			128,538,123

Tobacco (3.0%)
Philip Morris Intl	990,675		48,285,500
Total Common Stocks (Cost: $1,357,516,043)			$1,588,464,416

Money Market Fund (0.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	11,431,760	(f)	$11,431,760

Total Money Market Fund (Cost: $11,431,760)			$11,431,760

Investments of Cash Collateral Received for Securities on Loan (12.1%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund (6.0%)
JPMorgan Prime Money Market Fund	96,506,368		$96,506,368

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Asset-Backed Commercial Paper (1.5%)
Belmont Funding LLC
10-06-09	0.52%	$5,999,393	$5,999,393
Ebbets Funding LLC
10-06-09	0.47	5,999,452	5,999,452
Grampian Funding LLC
10-21-09	0.37	3,998,767	3,998,767
Rhein-Main Securitisation
10-20-09	0.32	4,998,889	4,998,889
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250

Total			23,995,751

Certificates of Deposit (3.6%)
Banco Espirito Santo e Comm London
10-06-09	0.30	8,000,000	8,000,000
Banco Santander NY

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
11-09-09	0.41	4,000,000	4,000,000
Bank of Nova Scotia Singapore
10-30-09	0.40	5,000,000	5,000,000
Bank of Tokyo UFJ London
12-21-09	0.37	3,000,040	3,000,040
Caisse de Depots et Consignment Paris
10-19-09	0.43	3,995,514	3,995,514
Credit Indusrial et Comm London
10-13-09	0.52	3,994,692	3,994,692
Dexia Credit Local du France
10-09-09	0.42	3,999,347	3,999,347
ING Bank Amsterdam
10-26-09	0.43	2,996,635	2,996,635
Norinchukin Bank NY
11-20-09	0.41	5,000,000	5,000,000
NyKredit
12-29-09	0.40	4,000,000	4,000,000
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	8,000,000	7,999,999
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	5,000,000	5,000,000

Total			56,986,227

Commercial Paper (0.7%)
Citigroup Funding
10-05-09	0.40	3,999,244	3,999,244
KBC Financial Products
11-02-09	0.48	6,996,767	6,996,768

Total			10,996,012

Repurchase Agreements (0.3%)
Morgan Stanley
10-01-09	0.23	2,000,000	2,000,000
RBS Securities
10-01-09	0.50	3,250,000	3,250,000

Total			5,250,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $193,734,358)			$193,734,358

Total Investments in Securities
(Cost: $1,562,682,161)(h)			$1,793,630,534

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 10.5% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $23,334,764, representing 1.5% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Virgin Media	03-17-08 thru 08-06-08	$20,900,887

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(g)	Represents fractional shares.

(h)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $1,562,682,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$239,981,000
Unrealized depreciation	(9,033,000)

Net unrealized appreciation	$230,948,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,588,464,416	$—	$—	$1,588,464,416

Total Equity Securities	1,588,464,416	—	—	1,588,464,416

Other
Affiliated Money Market Fund (b)	11,431,760	—	—	11,431,760
Investments of Cash Collateral Received for Securities on Loan (c)	96,506,368	97,227,990	—	193,734,358

Total Other	107,938,128	97,227,990	—	205,166,118

Total	$1,696,402,544	$97,227,990	$—	$1,793,630,534

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Growth Fund, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 25, 2009